Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net (loss) Income Per Share of Ordinary Shares	The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share of ordinary shares:
	For The Three Months Ended June 30,
	2023		2022
	Class A	Class A non-redeemable and Class B	Class A	Class A non-redeemable and Class B
Basic and diluted net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income	$(374,540)	$(1,445,771)	$1,493,623	$420,933
Denominator:
Basic and diluted weighted average ordinary shares outstanding	2,363,217	9,122,313	32,369,251	9,122,313
Basic and diluted net (loss) income per ordinary share	$(0.16)	$(0.16)	$0.05	$0.05
	For The Six Months Ended June 30,
	2023		2022
	Class A	Class A non-redeemable and Class B	Class A	Class A non-redeemable and Class B
Basic and diluted net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income	$(406,536)	$(250,634)	$5,593,537	$1,576,372
Denominator:
Basic and diluted weighted average ordinary shares outstanding	14,796,657	9,122,313	32,369,251	9,122,313
Basic and diluted net income per ordinary share	$(0.03)	$(0.03)	$0.17	$0.17
The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share of ordinary shares:
	For the Year Ended December 31, 2022		For The Period From January 8, 2021 (Inception) through December 31, 2021
	Class A	Class A non- redeemable and Class B	Class A	Class A non- redeemable and Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$8,293,646	$2,337,318	$3,739,576	$1,280,996

Denominator:
Basic and diluted weighted average ordinary shares outstanding	32,369,251	9,122,313	25,579,130	8,762,157
Basic and diluted net income per ordinary share	$0.26	$0.26	$0.15	$0.15